FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 55,515	$ 5,862
Derivative instruments , liabilities, start of the period	0	(4,764)
Derivative instruments and hedges, net value, start of the period	(55,515)	1,098
Change in fair value of derivative instruments	3,032	48,764
Derivative instruments , assets, end of the period	58,673	49,862
Derivative instruments , liabilities, end of the period	(126)	0
Derivative instruments and hedges, net value, end of the period	58,547	49,862
Assets
Derivative [Line Items]
Change in fair value of derivative instruments	3,158	44,000
Liability
Derivative [Line Items]
Change in fair value of derivative instruments	$ (126)	$ 4,764